SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Research and Development Expenses	$ 166	$ 9,086	$ 685	$ 9,655	$ 9,863	$ 756
Salaries and Related Expenses [Member]
Research and Development Expenses					27	292
Stock Based Compensation [Member]
Research and Development Expenses					60	231
Professional Fees [Member]
Research and Development Expenses					47	66
Ipr & Amp D Acquired as Part of Asset Acquisition [Member]
Research and Development Expenses					8,157
Impairment of Intangible Ipr & Amp D [Member]
Research and Development Expenses
Laboratory and Materials [Member]
Research and Development Expenses					1,535	35
Patent Expenses [Member]
Research and Development Expenses						51
Rent and Maintenance [Member]
Research and Development Expenses					6	33
Liability for Minimum Royalty Expenses [Member]
Research and Development Expenses
Depreciation [Member]
Research and Development Expenses					28	30
Insurance and Other Expenses [Member]
Research and Development Expenses					$ 3	$ 18